UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $45,234 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     5178   150000 SH       Sole                   150000        0        0
ISHARES INC                    MSCI HONG KONG   464286871        5      500 SH  Put  Sole                      500        0        0
ISHARES INC                    MSCI HONG KONG   464286871       17      680 SH  Put  Sole                      680        0        0
ISHARES INC                    MSCI HONG KONG   464286871       10     1000 SH  Put  Sole                     1000        0        0
ISHARES INC                    MSCI HONG KONG   464286871       33     1320 SH  Put  Sole                     1320        0        0
ISHARES TR                     PUT              464287955      430     2000 SH  Put  Sole                     2000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184       43      330 SH  Put  Sole                      330        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184       87      670 SH  Put  Sole                      670        0        0
ISHARES TR                     PUT              464287955      182     1000 SH  Put  Sole                     1000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     7769   319980 SH       Sole                   319980        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    11184   575000 SH       Sole                   575000        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847      586    21112 SH       Sole                    21112        0        0
R H DONNELLEY CORP             CALL             74955W907        0      500 SH  Call Sole                      500        0        0
SPDR TR                        UNIT SER 1       78462F103       12      275 SH  Put  Sole                      275        0        0
SPDR TR                        UNIT SER 1       78462F103      457     2250 SH  Put  Sole                     2250        0        0
TERRESTAR CORP                 COM              881451108    11694  1612914 SH       Sole                  1612914        0        0
TIME WARNER CABLE INC          CL A             88732J108     7176   260000 SH       Sole                   260000        0        0
UAL CORP                       COM NEW          902549807      371    10413 SH       Sole                    10413        0        0